RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 31, 2019
Related party transactions [abstract]
Schedule of due to related parties included in accounts payable, accrued liabilities, and promissory note payable
	2019	2018	2017
Due to the President and CEO	$484	$19,455	$7,586
Due to current and former directors and officers of the Company	316,261	2,901	-
Due to a director and CFO of the Company	1,888	-	16,501
Due to former director of Oregon operations of EFF	301,213	-	-
Due to the CEO of EFF	301,213	-	-
Due to significant shareholder	31,759,648	-	-
	$32,680,707	$22,356	$24,087

Schedule of transactions with related parties
	2019	2018	2017
Consulting fees paid to a director	$98,583	$-	$-
Salaries paid or accrued to directors and officers	1,113,900	4,881	4,605
Equity compensation for directors and officers	2,824,852	245,380	-
Convertible debenture interest paid to directors and officers	41,504	-	-
Rents paid to significant shareholder	93,000	-	-
	$4,171,839	$250,261	$4,605